PRINCIPAL ACTIVITIES AND ORGANIZATION (Variable Interest Entity - Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2014	Sep. 30, 2013	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Jun. 06, 2012 CNY (¥)	Jun. 05, 2012 CNY (¥)
Variable Interest Entity [Line Items]
Aggregate retained earnings | $			$ (94,359)		$ (91,484)
Shareholders of Wanpu Century [Member]
Variable Interest Entity [Line Items]
Interest loans, extended amount | ¥				¥ 1,000
Shareholders of FL Mobile [Member]
Variable Interest Entity [Line Items]
Interest loans, extended amount | ¥				13,500
Wanpu Beijing [Member]
Variable Interest Entity [Line Items]
Equity interest of VIE owned by Group		100.00%
Wanpu Beijing [Member] | Shareholders of Wanpu Century [Member] | Equity Disposition Agreement [Member]
Variable Interest Entity [Line Items]
VIE Agreement, effective period of agreement			10 years
NQ Beijing [Member] | Beijing Technology [Member]
Variable Interest Entity [Line Items]
Aggregate retained earnings | $			$ 1,828
NQ Beijing [Member] | Beijing Technology [Member] | Exclusive Technical Consulting Services Agreement [Member]
Variable Interest Entity [Line Items]
VIE Agreement, advanced notice period			30 days
NQ Beijing [Member] | Shareholders of Beijing Technology [Member] | Equity Disposition Agreement [Member]
Variable Interest Entity [Line Items]
VIE Agreement, effective period of agreement			10 years
NQ Beijing [Member] | Shareholders of Beijing Technology [Member] | Loan Agreements [Member]
Variable Interest Entity [Line Items]
VIE Agreement, effective period of agreement			10 years
Interest-free loans, amount | ¥				¥ 46,123
Beijing Technology [Member]
Variable Interest Entity [Line Items]
Registered capital | ¥						¥ 50,000	¥ 10,000
The Company [Member] | Shareholders of Beijing Technology [Member] | Loan Agreements [Member]
Variable Interest Entity [Line Items]
VIE Agreement, effective period of agreement			10 years
Interest loans, interest rate			6.00%
Interest loans, amount | $			$ 250
FL Mobile Inc. [Member]
Variable Interest Entity [Line Items]
Equity interest of VIE owned by Group	100.00%
FL Beijing [Member] | FL Mobile [Member]
Variable Interest Entity [Line Items]
Aggregate retained earnings | $			$ 74,722
FL Beijing [Member] | FL Mobile [Member] | Exclusive Technical Consulting Services Agreement [Member]
Variable Interest Entity [Line Items]
VIE Agreement, advanced notice period			30 days
FL Beijing [Member] | FL Mobile [Member] | Equity Disposition Agreement [Member]
Variable Interest Entity [Line Items]
VIE Agreement, effective period of agreement			10 years